REVENUE - Narrative (Details) - Athena Technology Solutions Holdings, LLC - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Loss on contract reserve balance	$ 6,000		$ 51,000
Revenue recognized that was included in deferred revenue	2,300,000	$ 1,100,000	(2,484,000)	$ (5,418,000)
Remaining performance obligation, amount	$ 356,600,000		$ 503,123
Remainder of 2026 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, (in percentage)	93.00%
2027 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, (in percentage)	7.00%